
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Serengeti Asset Management LP
Address: 632 Broadway, 12th Floor
         New York, NY 10012

Form 13F File Number: 28-12866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shaker Choudhury
Title: Authorized Person
Phone: 212-672-2248

Signature, Place, and Date of Signing:


/s/ Shaker Choudhury                   New York, NY   August 16, 2010
------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   -------------
28-_________________   _____________

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           28
Form 13F Information Table Value Total:     $700,239
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
No.   Form 13F File Number   Name
---   --------------------   ----


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                          SERENGETI ASSET MANAGEMENT LP
                 FORM 13F INFORMATION TABLE AS OF JUNE 30, 2010

                                                                                                         VOTING    VOTING    VOTING
                                                         VALUE    SHARES  SH/ PUT/ INVESTMENT  OTHER   AUTHORITY AUTHORITY AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED     NONE
--------------               ---------------- --------- ------- --------- --- ---- ---------- -------- --------- --------- ---------
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105   8,075   170,000 SH          SOLE               170,000     0          0
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR    03524A108   4,801   100,000 SH          SOLE               100,000     0          0
BANCO SANTANDER BRASIL S A
   ADS REP 1 UNIT            ADS REP 1 UNIT   05967A107  17,561 1,700,000 SH          SOLE             1,700,000     0          0
BANK OF AMERICA CORPORATION  *W EXP 01/16/201 060505146  12,814 1,675,000 SH          SOLE             1,675,000     0          0
BP PLC                       SPONSORED ADR    055622104   5,776   200,000 SH          SOLE               200,000     0          0
CALPINE CORP                 COM NEW          131347304   4,770   375,000 SH          SOLE               375,000     0          0
CAPITALSOURCE INC            COM              14055X102  32,011 6,725,000 SH          SOLE             6,725,000     0          0
CERADYNE INC                 COM              156710105  16,028   750,000 SH          SOLE               750,000     0          0
CVS CAREMARK CORPORATION     COM              126650100  17,592   600,000 SH          SOLE               600,000     0          0
DRIL-QUIP INC                COM              262037104  10,125   230,000 SH          SOLE               230,000     0          0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS     G10082140  10,257   650,000 SH          SOLE               650,000     0          0
FOREST LABS INC              COM              345838106   5,760   210,000 SH          SOLE               210,000     0          0
GEORGIA GULF CORP            COM PAR$0.01 NEW 373200302   4,002   300,000 SH          SOLE               300,000     0          0
GOLDMAN SACHS GROUP INC      COM              38141G104  19,691   150,000 SH          SOLE               150,000     0          0
GOLDMAN SACHS GROUP INC      COM              38141G104  16,409   125,000 SH  CALL    SOLE               125,000     0          0
ISHARES TR INDEX             RUSSELL 2000     464287655  78,227 1,280,000 SH  PUT     SOLE             1,280,000     0          0
IVANHOE MINES LTD            COM              46579N103   5,412   415,000 SH          SOLE               415,000     0          0
LAS VEGAS SANDS CORP         COM              517834107   5,756   260,000 SH          SOLE               260,000     0          0
MDS INC                      COM              55269P302   7,798   925,000 SH          SOLE               925,000     0          0
NATIONAL OILWELL VARCO INC   COM              637071101   3,307   100,000 SH          SOLE               100,000     0          0
POLYPORE INTL INC            COM              73179V103  15,122   665,000 SH          SOLE               665,000     0          0
SPDR GOLD TRUST              GOLD SHS         78463V107  34,679   285,000 SH  PUT     SOLE               285,000     0          0
SPDR S&P 500 ETF TR          UNIT SER 1 S&P   78462F103 154,830 1,500,000 SH  PUT     SOLE             1,500,000     0          0
SPDR S&P 500 ETF TR          UNIT SER 1 S&P   78462F103 162,055 1,570,000 SH  PUT     SOLE             1,570,000     0          0
STATE STR CORP               COM              857477103   7,948   235,000 SH          SOLE               235,000     0          0
STRATEGIC HOTELS & RESORTS I COM              86272T106   6,366 1,450,000 SH          SOLE             1,450,000     0          0
VISA INC                     COM CL A         92826C839  24,763   350,000 SH          SOLE               350,000     0          0
YAHOO INC                    COM              984332106   8,304   600,000 SH          SOLE               600,000     0          0